INCOME TAXES - Differences in Tax Rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Composite income tax rate	27.00%	27.00%	27.00%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(11.00%)	(1.00%)	(6.00%)
International operations subject to different tax rates	(5.00%)	(16.00%)	5.00%
Taxable income attributable to non-controlling interests	(6.00%)	(3.00%)	(18.00%)
Recognition of deferred tax assets	0.00%	(2.00%)	(5.00%)
Non-recognition of the benefit of current year’s tax losses	17.00%	1.00%	(1.00%)
Change in tax rates and imposition of new legislation	4.00%	0.00%	0.00%
Other	4.00%	2.00%	1.00%
Effective income tax rate	30.00%	8.00%	3.00%